Vanguard US Multifactor ETF Investment Objectives and Goals - ETF Prospectus [Member] - Vanguard US Multifactor ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Vanguard U.S. Multifactor ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Vanguard U.S. Multifactor ETF (the “Fund”) seeks to provide long-term capital appreciation by investing in stocks with relatively strong recent performance, strong fundamentals, and low prices relative to fundamentals as determined by the advisor.